UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09479

Name of Fund: BlackRock S&P 500(R) Protected Equity Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock S&P 500(R) Protected Equity Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code: (800) 882-0052

Date of fiscal year end: 09/30/2007

Date of reporting period: 04/01/07 - 06/30/07

Item 1 - Schedule of Investments

BlackRock S&P 500(R) Protected Equity Fund, Inc.
Schedule of Investments as of June 30, 2007 (Unaudited)

                                              Shares
Industry                                        Held   Common Stocks                                                   Value
-------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.4%                     4,102   Boeing Co.                                                  $    394,448
                                               1,970   General Dynamics Corp.                                           154,093
                                                 523   Goodrich Corp.                                                    31,150
                                               4,013   Honeywell International, Inc.                                    225,852
                                                 687   L-3 Communications Holdings, Inc.                                 66,907
                                               1,689   Lockheed Martin Corp.                                            158,986
                                               1,644   Northrop Grumman Corp.                                           128,018
                                                 700   Precision Castparts Corp.                                         84,952
                                               2,354   Raytheon Co.                                                     126,857
                                                 933   Rockwell Collins, Inc.                                            65,907
                                               5,098   United Technologies Corp.                                        361,601
                                                                                                                   ------------
                                                                                                                      1,798,771
-------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.8%                 1,000   CH Robinson Worldwide, Inc.                                       52,520
                                               1,458   FedEx Corp.                                                      161,794
                                               5,600   United Parcel Service, Inc. Class B                              408,800
                                                                                                                   ------------
                                                                                                                        623,114
-------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                                3,851   Southwest Airlines Co.                                            57,418
-------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.2%                         1,097   The Goodyear Tire & Rubber Co. (a)                                38,132
                                                 930   Johnson Controls, Inc.                                           107,666
                                                                                                                   ------------
                                                                                                                        145,798
-------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.4%                             9,570   Ford Motor Co.                                                    90,149
                                               3,019   General Motors Corp.                                             114,118
                                               1,296   Harley-Davidson, Inc.                                             77,255
                                                                                                                   ------------
                                                                                                                        281,522
-------------------------------------------------------------------------------------------------------------------------------
Beverages - 1.9%                               3,756   Anheuser-Busch Cos., Inc.                                        195,913
                                                 454   Brown-Forman Corp. Class B                                        33,178
                                              10,348   The Coca-Cola Co.                                                541,304
                                               1,382   Coca-Cola Enterprises, Inc.                                       33,168
                                               1,200   Constellation Brands, Inc. Class A (a)                            29,136
                                                 348   Molson Coors Brewing Co. Class B                                  32,176
                                                 900   Pepsi Bottling Group, Inc.                                        30,312
                                               8,403   PepsiCo, Inc.                                                    544,935
                                                                                                                   ------------
                                                                                                                      1,440,122
-------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.0%                           5,955   Amgen, Inc. (a)                                                  329,252
                                               1,385   Biogen Idec, Inc. (a)                                             74,097
                                               2,300   Celgene Corp. (a)                                                131,859
                                               1,300   Genzyme Corp. (a)                                                 83,720
                                               4,400   Gilead Sciences, Inc. (a)                                        170,588
                                                                                                                   ------------
                                                                                                                        789,516
-------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.2%                       1,000   American Standard Cos., Inc.                                      58,980
                                               2,222   Masco Corp.                                                       63,260
                                                                                                                   ------------
                                                                                                                        122,240
-------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 3.4%                         1,264   Ameriprise Financial, Inc.                                        80,352
                                               3,690   The Bank of New York Co., Inc. (a)                               152,914
                                                 610   The Bear Stearns Cos., Inc.                                       85,400
                                               5,572   The Charles Schwab Corp.                                         114,337
                                               2,100   E*Trade Financial Corp. (a)                                       46,389
                                                 600   Federated Investors, Inc. Class B                                 22,998
                                                 809   Franklin Resources, Inc.                                         107,168
                                               2,200   The Goldman Sachs Group, Inc.                                    476,850
                                               1,288   Janus Capital Group, Inc.                                         35,858
                                                 700   Legg Mason, Inc.                                                  68,866
                                               2,660   Lehman Brothers Holdings, Inc.                                   198,223
                                               1,904   Mellon Financial Corp.                                            83,776
                                               4,500   Merrill Lynch & Co., Inc. (b)                                    376,110
                                               5,437   Morgan Stanley                                                   456,056
                                                 800   Northern Trust Corp.                                              51,392
                                               1,922   State Street Corp.                                               131,465
                                               1,490   T. Rowe Price Group, Inc.                                         77,316
                                                                                                                   ------------
                                                                                                                      2,565,470
-------------------------------------------------------------------------------------------------------------------------------

BlackRock S&P 500(R) Protected Equity Fund, Inc.
Schedule of Investments as of June 30, 2007 (Unaudited)

                                              Shares
Industry                                        Held   Common Stocks                                                   Value
-------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.4%                               1,067   Air Products & Chemicals, Inc.                              $     85,755
                                                 262   Ashland, Inc.                                                     16,755
                                               4,767   The Dow Chemical Co.                                             210,797
                                               4,553   E.I. du Pont de Nemours & Co.                                    231,475
                                                 300   Eastman Chemical Co.                                              19,299
                                               1,060   Ecolab, Inc.                                                      45,262
                                                 841   Hercules, Inc. (a)                                                16,526
                                                 531   International Flavors & Fragrances, Inc.                          27,686
                                               2,668   Monsanto Co.                                                     180,197
                                                 829   PPG Industries, Inc.                                              63,095
                                               1,736   Praxair, Inc.                                                    124,975
                                                 613   Rohm & Haas Co.                                                   33,519
                                                 800   Sigma-Aldrich Corp.                                               34,136
                                                                                                                   ------------
                                                                                                                      1,089,477
-------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 3.4%                        2,844   BB&T Corp.                                                       115,694
                                                 741   Comerica, Inc.                                                    44,067
                                               1,100   Commerce Bancorp, Inc.                                            40,689
                                                 767   Compass Bancshares, Inc.                                          52,908
                                               2,690   Fifth Third Bancorp                                              106,981
                                                 500   First Horizon National Corp.                                      19,500
                                               2,140   Huntington Bancshares, Inc.                                       48,664
                                               2,109   KeyCorp                                                           72,402
                                                 400   M&T Bank Corp.                                                    42,760
                                               1,200   Marshall & Ilsley Corp.                                           57,156
                                               2,923   National City Corp.                                               97,394
                                               1,661   PNC Financial Services Group, Inc. (b)                           118,894
                                               4,064   Regions Financial Corp.                                          134,518
                                               1,727   SunTrust Banks, Inc.                                             148,073
                                               1,909   Synovus Financial Corp.                                           58,606
                                               9,143   U.S. Bancorp                                                     301,262
                                               9,726   Wachovia Corp. (e)                                               498,458
                                              17,032   Wells Fargo & Co.                                                599,015
                                                 570   Zions Bancorporation                                              43,839
                                                                                                                   ------------
                                                                                                                      2,600,880
-------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.5%          1,494   Allied Waste Industries, Inc. (a)                                 20,109
                                                 591   Avery Dennison Corp.                                              39,290
                                                 660   Cintas Corp.                                                      26,024
                                                 740   Equifax, Inc.                                                     32,871
                                                 760   Monster Worldwide, Inc. (a)                                       31,236
                                               1,232   Pitney Bowes, Inc.                                                57,682
                                               1,284   RR Donnelley & Sons Co.                                           55,867
                                                 960   Robert Half International, Inc.                                   35,040
                                               2,535   Waste Management, Inc.                                            98,992
                                                                                                                   ------------
                                                                                                                        397,111
-------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.4%                2,314   Avaya, Inc. (a)                                                   38,968
                                                 287   Ciena Corp. (a)                                                   10,369
                                              30,994   Cisco Systems, Inc. (a)                                          863,183
                                               7,773   Corning, Inc. (a)                                                198,600
                                                 858   JDS Uniphase Corp. (a)                                            11,523
                                               3,100   Juniper Networks, Inc. (a)                                        78,027
                                              12,465   Motorola, Inc.                                                   220,630
                                               8,404   QUALCOMM, Inc.                                                   364,650
                                               1,958   Tellabs, Inc. (a)                                                 21,068
                                                                                                                   ------------
                                                                                                                      1,807,018
-------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 3.6%                 4,296   Apple Computer, Inc. (a)                                         524,284
                                              11,349   Dell, Inc. (a)                                                   324,014
                                              11,674   EMC Corp. (a)                                                    211,299
                                              13,725   Hewlett-Packard Co.                                              612,410
                                               7,141   International Business Machines Corp.                            751,590
                                                 565   Lexmark International, Inc. Class A (a)                           27,860

BlackRock S&P 500(R) Protected Equity Fund, Inc.
Schedule of Investments as of June 30, 2007 (Unaudited)

                                              Shares
Industry                                        Held   Common Stocks                                                   Value
-------------------------------------------------------------------------------------------------------------------------------
                                               1,040   NCR Corp. (a)                                               $     54,642
                                               1,791   Network Appliance, Inc. (a)                                       52,297
                                                 620   QLogic Corp. (a)                                                  10,323
                                               1,100   SanDisk Corp. (a)                                                 53,834
                                              16,984   Sun Microsystems, Inc. (a)                                        89,336
                                                                                                                   ------------
                                                                                                                      2,711,889
-------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.1%                345   Fluor Corp.                                                       38,423
-------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.1%                    603   Vulcan Materials Co.                                              69,068
-------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.9%                        6,222   American Express Co.                                             380,662
                                               2,087   Capital One Financial Corp.                                      163,704
                                               2,175   SLM Corp.                                                        125,237
                                                                                                                   ------------
                                                                                                                        669,603
-------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.2%                    700   Ball Corp.                                                        37,219
                                                 708   Bemis Co.                                                         23,491
                                                 491   Pactiv Corp. (a)                                                  15,658
                                               1,050   Sealed Air Corp.                                                  32,571
                                                 674   Temple-Inland, Inc.                                               41,471
                                                                                                                   ------------
                                                                                                                        150,410
-------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.1%                            1,007   Genuine Parts Co.                                                 49,947
-------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 0.1%             700   Apollo Group, Inc. Class A (a)                                    40,901
                                               1,392   H&R Block, Inc.                                                   32,531
                                                                                                                   ------------
                                                                                                                         73,432
-------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 4.6%         23,020   Bank of America Corp.                                          1,125,448
                                               1,000   CIT Group, Inc.                                                   54,830
                                                 200   Chicago Mercantile Exchange Holdings, Inc.                       106,872
                                              25,381   Citigroup, Inc.                                                1,301,791
                                              17,617   JPMorgan Chase & Co.                                             853,544
                                               1,234   Moody's Corp.                                                     76,755
                                                                                                                   ------------
                                                                                                                      3,519,240
-------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                 32,108   AT&T Inc.                                                      1,332,482
Services - 2.8%                                  511   CenturyTel, Inc.                                                  25,065
                                               1,880   Citizens Communications Co.                                       28,708
                                                 738   Embarq Corp.                                                      46,767
                                               8,493   Qwest Communications International Inc. (a)                       82,382
                                              14,731   Verizon Communications, Inc.                                     606,475
                                               2,169   Windstream Corp.                                                  32,014
                                                                                                                   ------------
                                                                                                                      2,153,893
-------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.6%                        930   Allegheny Energy, Inc. (a)                                        48,118
                                               1,788   American Electric Power Co., Inc.                                 80,531
                                               6,542   Duke Energy Corp.                                                119,719
                                               1,575   Edison International                                              88,389
                                                 958   Entergy Corp.                                                    102,841
                                               3,472   Exelon Corp.                                                     252,067
                                               1,916   FPL Group, Inc.                                                  108,714
                                               1,554   FirstEnergy Corp.                                                100,590
                                               2,102   PPL Corp.                                                         98,353
                                                 651   Pinnacle West Capital Corp.                                       25,942
                                               1,422   Progress Energy, Inc.                                             64,829
                                               3,578   The Southern Co.                                                 122,690
                                                                                                                   ------------
                                                                                                                      1,212,783
-------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.4%                      950   Cooper Industries Ltd. Class A                                    54,236
                                               4,076   Emerson Electric Co.                                             190,757
                                                 933   Rockwell Automation, Inc.                                         64,788
                                                                                                                   ------------
                                                                                                                        309,781
-------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 0.2%      2,122   Agilent Technologies, Inc. (a)                                    81,570
                                               1,060   Jabil Circuit, Inc.                                               23,394
                                                 801   Molex, Inc.                                                       24,038
                                               5,578   Solectron Corp. (a)                                               20,527
                                                 558   Tektronix, Inc.                                                   18,827
                                                                                                                   ------------
                                                                                                                        168,356
-------------------------------------------------------------------------------------------------------------------------------

BlackRock S&P 500(R) Protected Equity Fund, Inc.
Schedule of Investments as of June 30, 2007 (Unaudited)

                                              Shares
Industry                                        Held   Common Stocks                                                   Value
-------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 1.9%             1,400   BJ Services Co.                                             $     39,816
                                               1,569   Baker Hughes, Inc.                                               132,000
                                                 800   ENSCO International, Inc.                                         48,808
                                               4,588   Halliburton Co.                                                  158,286
                                               1,460   Nabors Industries Ltd. (a)                                        48,735
                                                 980   National Oilwell Varco, Inc. (a)                                 102,155
                                                 600   Noble Corp.                                                       58,512
                                                 415   Rowan Cos., Inc.                                                  17,007
                                               6,132   Schlumberger Ltd.                                                520,852
                                               1,200   Smith International, Inc.                                         70,368
                                               1,701   Transocean, Inc. (a)                                             180,272
                                               1,600   Weatherford International Ltd. (a)                                88,384
                                                                                                                   ------------
                                                                                                                      1,465,195
-------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 2.1%                8,040   CVS Corp./Caremark Corp.                                         293,058
                                               2,264   Costco Wholesale Corp.                                           132,489
                                               3,445   The Kroger Co.                                                    96,908
                                               1,194   SUPERVALU INC.                                                    55,306
                                               3,003   SYSCO Corp.                                                       99,069
                                               2,124   Safeway, Inc.                                                     72,280
                                              12,608   Wal-Mart Stores, Inc.                                            606,571
                                               5,104   Walgreen Co.                                                     222,228
                                                 700   Whole Foods Market, Inc.                                          26,810
                                                                                                                   ------------
                                                                                                                      1,604,719
-------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.3%                           3,207   Archer-Daniels-Midland Co.                                       106,120
                                                 987   Campbell Soup Co.                                                 38,305
                                               2,285   ConAgra Foods, Inc.                                               61,375
                                                 700   Dean Foods Co.                                                    22,309
                                               1,674   General Mills, Inc.                                               97,795
                                               1,858   H.J. Heinz Co.                                                    88,199
                                               1,016   The Hershey Co.                                                   51,430
                                               1,163   Kellogg Co.                                                       60,232
                                               8,246   Kraft Foods, Inc.                                                290,671
                                                 500   McCormick & Co., Inc.                                             19,090
                                               3,474   Sara Lee Corp.                                                    60,448
                                               1,500   Tyson Foods, Inc. Class A                                         34,560
                                               1,220   Wm. Wrigley Jr. Co.                                               67,478
                                                                                                                   ------------
                                                                                                                        998,012
-------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.2%                              86   Nicor, Inc.                                                        3,691
                                               1,000   Questar Corp.                                                     52,850
                                               3,271   Spectra Energy Corp.                                              84,915
                                                                                                                   ------------
                                                                                                                        141,456
-------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 1.5%          217   Bausch & Lomb, Inc.                                               15,068
                                               3,284   Baxter International, Inc.                                       185,021
                                               1,361   Becton Dickinson & Co.                                           101,394
                                               1,131   Biomet, Inc.                                                      51,709
                                               5,723   Boston Scientific Corp. (a)                                       87,791
                                                 458   CR Bard, Inc.                                                     37,845
                                                 869   Hospira, Inc. (a)                                                 33,926
                                               5,948   Medtronic, Inc.                                                  308,463
                                               1,696   St. Jude Medical, Inc. (a)                                        70,367
                                               1,380   Stryker Corp.                                                     87,064
                                                 700   Varian Medical Systems, Inc. (a)                                  29,757
                                               1,177   Zimmer Holdings, Inc. (a)                                         99,916
                                                                                                                   ------------
                                                                                                                      1,108,321
-------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 2.0%        2,780   Aetna, Inc.                                                      137,332
                                                 880   AmerisourceBergen Corp.                                           43,534
                                               2,113   Cardinal Health, Inc.                                            149,262
                                               1,788   Cigna Corp.                                                       93,369
                                                 750   Coventry Health Care, Inc. (a)                                    43,237
                                               1,400   Express Scripts, Inc. (a)                                         70,014

BlackRock S&P 500(R) Protected Equity Fund, Inc.
Schedule of Investments as of June 30, 2007 (Unaudited)

                                              Shares
Industry                                        Held   Common Stocks                                                   Value
-------------------------------------------------------------------------------------------------------------------------------
                                                 758   Humana, Inc. (a)                                            $     46,170
                                                 500   Laboratory Corp. of America Holdings (a)                          39,130
                                                 267   Manor Care, Inc.                                                  17,432
                                               1,474   McKesson Corp.                                                    87,909
                                               1,586   Medco Health Solutions, Inc. (a)                                 123,692
                                                 600   Patterson Cos., Inc. (a)                                          22,362
                                                 900   Quest Diagnostics, Inc.                                           46,485
                                               2,705   Tenet Healthcare Corp. (a)                                        17,610
                                               6,880   UnitedHealth Group, Inc.                                         351,843
                                               3,204   WellPoint, Inc. (a)                                              255,775
                                                                                                                   ------------
                                                                                                                      1,545,156
-------------------------------------------------------------------------------------------------------------------------------
Health Care Technology - 0.1%                  1,219   IMS Health, Inc.                                                  39,166
-------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.4%           2,114   Carnival Corp.                                                   103,100
                                                 640   Darden Restaurants, Inc.                                          28,154
                                                 905   Harrah's Entertainment, Inc.                                      77,160
                                               1,929   Hilton Hotels Corp.                                               64,564
                                               1,800   International Game Technology                                     71,460
                                               1,598   Marriott International, Inc. Class A                              69,098
                                               6,066   McDonald's Corp.                                                 307,910
                                               3,708   Starbucks Corp. (a)                                               97,298
                                               1,015   Starwood Hotels & Resorts Worldwide, Inc.                         68,076
                                                 534   Wendy's International, Inc.                                       19,625
                                               1,104   Wyndham Worldwide Corp. (a)                                       40,031
                                               3,072   Yum! Brands, Inc.                                                100,516
                                                                                                                   ------------
                                                                                                                      1,046,992
-------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.6%                        360   Black & Decker Corp.                                              31,792
                                                 544   Centex Corp.                                                      21,814
                                               1,500   DR Horton, Inc.                                                   29,895
                                                 817   Fortune Brands, Inc.                                              67,296
                                                 400   Harman International Industries, Inc.                             46,720
                                                 294   KB Home                                                           11,575
                                               1,028   Leggett & Platt, Inc.                                             22,667
                                                 740   Lennar Corp. Class A                                              27,054
                                               1,590   Newell Rubbermaid, Inc.                                           46,794
                                               1,136   Pulte Homes, Inc.                                                 25,503
                                                 372   Snap-On, Inc.                                                     18,790
                                                 496   The Stanley Works                                                 30,107
                                                 440   Whirlpool Corp.                                                   48,928
                                                                                                                   ------------
                                                                                                                        428,935
-------------------------------------------------------------------------------------------------------------------------------
Household Products - 1.8%                        706   Clorox Co.                                                        43,843
                                               2,549   Colgate-Palmolive Co.                                            165,303
                                               2,214   Kimberly-Clark Corp.                                             148,094
                                              16,170   The Procter & Gamble Co.                                         989,442
                                                                                                                   ------------
                                                                                                                      1,346,682
-------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.0%                               700   Affiliated Computer Services, Inc. Class A (a)                    39,704
                                               2,640   Automatic Data Processing, Inc.                                  127,961
                                                 800   Cognizant Technology Solutions Corp. (a)                          60,072
                                                 934   Computer Sciences Corp. (a)                                       55,246
                                                 885   Convergys Corp. (a)                                               21,452
                                               2,733   Electronic Data Systems Corp.                                     75,786
                                                 900   Fidelity National Information Services, Inc.                      48,852
                                               3,707   First Data Corp.                                                 121,108
                                                 832   Fiserv, Inc. (a)                                                  47,258
                                               1,525   Paychex, Inc.                                                     59,658
                                               2,115   Unisys Corp. (a)                                                  19,331
                                               3,707   The Western Union Co.                                             77,217
                                                                                                                   ------------
                                                                                                                        753,645
-------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &                  3,438   The AES Corp. (a)                                                 75,223
Energy Traders - 0.4%                          1,007   Constellation Energy Group, Inc.                                  87,780
                                               2,141   Dynegy, Inc. Class A (a)                                          20,211
                                               2,308   TXU Corp.                                                        155,328
                                                                                                                   ------------
                                                                                                                        338,542
-------------------------------------------------------------------------------------------------------------------------------

BlackRock S&P 500(R) Protected Equity Fund, Inc.
Schedule of Investments as of June 30, 2007 (Unaudited)

                                              Shares
Industry                                        Held   Common Stocks                                                   Value
-------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 3.6%                3,830   3M Co.                                                      $    332,406
                                              52,432   General Electric Co.                                           2,007,097
                                                 543   Textron, Inc.                                                     59,790
                                              10,126   Tyco International Ltd. (a)                                      342,158
                                                                                                                   ------------
                                                                                                                      2,741,451
-------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.3%                               1,800   ACE Ltd.                                                         112,536
                                                 440   AMBAC Financial Group, Inc.                                       38,364
                                               1,694   AON Corp.                                                         72,181
                                               2,673   Aflac, Inc.                                                      137,392
                                               3,145   The Allstate Corp. (d)                                           193,449
                                              13,167   American International Group, Inc.                               922,085
                                                 500   Assurant, Inc.                                                    29,460
                                               1,912   Chubb Corp. (d)                                                  103,516
                                                 998   Cincinnati Financial Corp.                                        43,313
                                               2,100   Genworth Financial, Inc. Class A                                  72,240
                                               1,422   Hartford Financial Services Group, Inc.                          140,081
                                               1,595   Lincoln National Corp.                                           113,165
                                               2,394   Loews Corp.                                                      122,046
                                                 591   MBIA, Inc.                                                        36,772
                                               2,652   Marsh & McLennan Cos., Inc.                                       81,894
                                               3,702   MetLife, Inc.                                                    238,705
                                               1,500   Principal Financial Group, Inc.                                   87,435
                                               4,200   The Progressive Corp.                                            100,506
                                               2,400   Prudential Financial, Inc.                                       233,352
                                                 665   Safeco Corp.                                                      41,403
                                                 477   Torchmark Corp.                                                   31,959
                                               3,325   The Travelers Cos., Inc.                                         177,888
                                               1,796   UnumProvident Corp.                                               46,894
                                                 805   XL Capital Ltd. Class A                                           67,853
                                                                                                                   ------------
                                                                                                                      3,244,489
-------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.2%               1,700   Amazon.com, Inc. (a)                                             116,297
                                               1,300   IAC/InterActiveCorp (a)                                           44,993
                                                                                                                   ------------
                                                                                                                        161,290
-------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 1.3%            5,900   eBay, Inc. (a)                                                   189,862
                                               1,080   Google, Inc. Class A (a)                                         565,250
                                               1,400   VeriSign, Inc. (a)                                                44,422
                                               6,156   Yahoo! Inc. (a)                                                  167,012
                                                                                                                   ------------
                                                                                                                        966,546
-------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.2%              323   Brunswick Corp.                                                   10,539
                                               1,284   Eastman Kodak Co.                                                 35,734
                                               1,073   Hasbro, Inc.                                                      33,703
                                               2,129   Mattel, Inc.                                                      53,842
                                                                                                                   ------------
                                                                                                                        133,818
-------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 0.3%          1,096   Applera Corp. - Applied Biosystems Group                          33,472
                                                 236   Millipore Corp. (a)                                               17,721
                                                 822   PerkinElmer, Inc.                                                 21,421
                                               2,377   Thermo Fisher Scientific, Inc. (a)                               122,938
                                                 600   Waters Corp. (a)                                                  35,616
                                                                                                                   ------------
                                                                                                                        231,168
-------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.6%                               3,290   Caterpillar, Inc.                                                257,607
                                                 528   Cummins, Inc.                                                     53,439
                                               1,246   Danaher Corp.                                                     94,073
                                               1,179   Deere & Co.                                                      142,352
                                               1,177   Dover Corp.                                                       60,204
                                                 894   Eaton Corp.                                                       83,142
                                                 848   ITT Corp.                                                         57,901
                                               1,952   Illinois Tool Works, Inc.                                        105,779
                                               1,508   Ingersoll-Rand Co. Class A                                        82,669
                                               1,396   PACCAR, Inc.                                                     121,508
                                                 855   Pall Corp.                                                        39,321
                                                 668   Parker Hannifin Corp.                                             65,404
                                                 500   Terex Corp. (a)                                                   40,650
                                                                                                                   ------------
                                                                                                                      1,204,049
-------------------------------------------------------------------------------------------------------------------------------

BlackRock S&P 500(R) Protected Equity Fund, Inc.
Schedule of Investments as of June 30, 2007 (Unaudited)

                                              Shares
Industry                                        Held   Common Stocks                                                   Value
-------------------------------------------------------------------------------------------------------------------------------
Media - 3.1%                                   3,841   CBS Corp. Class B                                           $    127,982
                                                  44   Citadel Broadcasting Corp.                                           284
                                               2,721   Clear Channel Communications, Inc.                               102,908
                                              16,240   Comcast Corp. Class A (a)                                        456,669
                                               4,500   The DIRECTV Group, Inc. (a)                                      103,995
                                                 151   Dow Jones & Co., Inc.                                              8,675
                                                 300   EW Scripps Co. Class A                                            13,707
                                               1,087   Gannett Co., Inc.                                                 59,731
                                               1,953   Interpublic Group of Cos., Inc. (a)                               22,264
                                               1,860   The McGraw-Hill Cos., Inc.                                       126,629
                                                  94   Meredith Corp.                                                     5,790
                                                 505   The New York Times Co. Class A                                    12,827
                                              12,200   News Corp. Class A                                               258,762
                                               1,754   Omnicom Group Inc.                                                92,822
                                              19,720   Time Warner, Inc.                                                414,909
                                                 494   Tribune Co.                                                       14,524
                                               3,541   Viacom, Inc. Class B (a)                                         147,412
                                              10,861   Walt Disney Co.                                                  370,795
                                                                                                                   ------------
                                                                                                                      2,340,685
-------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.8%                         4,599   Alcoa, Inc.                                                      186,397
                                                 416   Allegheny Technologies, Inc.                                      43,630
                                               1,903   Freeport-McMoRan Copper & Gold, Inc. Class B                     157,606
                                               2,196   Newmont Mining Corp.                                              85,776
                                               1,448   Nucor Corp.                                                       84,925
                                                 535   United States Steel Corp.                                         58,181
                                                                                                                   ------------
                                                                                                                        616,515
-------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.0%                           958   Ameren Corp.                                                      46,952
                                               1,372   CMS Energy Corp.                                                  23,598
                                               1,964   CenterPoint Energy, Inc.                                          34,174
                                               1,065   Consolidated Edison, Inc.                                         48,053
                                               1,028   DTE Energy Co.                                                    49,570
                                               1,754   Dominion Resources, Inc.                                         151,388
                                                 214   Integrys Energy Group, Inc.                                       10,856
                                               1,000   KeySpan Corp.                                                     41,980
                                               1,688   NiSource, Inc.                                                    34,958
                                               1,637   PG&E Corp.                                                        74,156
                                               1,378   Public Service Enterprise Group, Inc.                            120,961
                                               1,481   Sempra Energy                                                     87,720
                                               1,345   TECO Energy, Inc.                                                 23,107
                                               2,361   Xcel Energy, Inc.                                                 48,330
                                                                                                                   ------------
                                                                                                                        795,803
-------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 1.0%                          735   Big Lots, Inc. (a)                                                21,624
                                                 171   Dillard's, Inc. Class A                                            6,144
                                               1,338   Dollar General Corp.                                              29,329
                                                 685   Family Dollar Stores, Inc.                                        23,509
                                               1,166   JC Penney Co., Inc.                                               84,395
                                               1,694   Kohl's Corp. (a)                                                 120,325
                                               2,300   Macy's, Inc.                                                      91,494
                                               1,022   Nordstrom, Inc.                                                   52,245
                                                 426   Sears Holdings Corp. (a)                                          72,207
                                               4,491   Target Corp.                                                     285,628
                                                                                                                   ------------
                                                                                                                        786,900
-------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.1%                      5,081   Xerox Corp. (a)                                                   93,897
-------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 7.7%             2,340   Anadarko Petroleum Corp.                                         121,657
                                               1,586   Apache Corp.                                                     129,402
                                               2,100   Chesapeake Energy Corp.                                           72,660
                                              11,226   Chevron Corp.                                                    945,678
                                               8,426   ConocoPhillips                                                   661,441
                                               1,000   Consol Energy, Inc.                                               46,110
                                               2,270   Devon Energy Corp.                                               177,718
                                               1,100   EOG Resources, Inc.                                               80,366
                                               3,307   El Paso Corp.                                                     56,980
                                              29,068   Exxon Mobil Corp. (d)                                          2,438,224

BlackRock S&P 500(R) Protected Equity Fund, Inc.
Schedule of Investments as of June 30, 2007 (Unaudited)

                                              Shares
Industry                                        Held   Common Stocks                                                   Value
-------------------------------------------------------------------------------------------------------------------------------
                                               1,171   Hess Corp.                                                  $     69,042
                                               3,458   Marathon Oil Corp.                                               207,342
                                                 800   Murphy Oil Corp.                                                  47,552
                                               4,242   Occidental Petroleum Corp.                                       245,527
                                               1,600   Peabody Energy Corp.                                              77,408
                                                 590   Sunoco, Inc.                                                      47,011
                                               2,800   Valero Energy Corp.                                              206,808
                                               3,022   Williams Cos., Inc.                                               95,556
                                               1,866   XTO Energy, Inc.                                                 112,147
                                                                                                                   ------------
                                                                                                                      5,838,629
-------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.3%                 2,436   International Paper Co.                                           95,126
                                               1,162   MeadWestvaco Corp.                                                41,042
                                               1,136   Weyerhaeuser Co.                                                  89,664
                                                                                                                   ------------
                                                                                                                        225,832
-------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.1%                       2,278   Avon Products, Inc.                                               83,716
                                                 500   The Estee Lauder Cos., Inc. Class A                               22,755
                                                                                                                   ------------
                                                                                                                        106,471
-------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 5.6%                         7,791   Abbott Laboratories                                              417,208
                                               1,374   Allergan, Inc.                                                    79,197
                                                 600   Barr Pharmaceuticals, Inc. (a)                                    30,138
                                               9,777   Bristol-Myers Squibb Co.                                         308,562
                                               5,137   Eli Lilly & Co.                                                  287,056
                                               1,640   Forest Laboratories, Inc. (a)                                     74,866
                                              14,884   Johnson & Johnson                                                917,152
                                               1,436   King Pharmaceuticals, Inc. (a)                                    29,381
                                              11,070   Merck & Co., Inc.                                                551,286
                                               1,200   Mylan Laboratories Inc.                                           21,828
                                              36,438   Pfizer, Inc.                                                     931,720
                                               7,303   Schering-Plough Corp.                                            222,303
                                                 426   Watson Pharmaceuticals, Inc. (a)                                  13,858
                                               6,857   Wyeth                                                            393,180
                                                                                                                   ------------
                                                                                                                      4,277,735
-------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts                    400   Apartment Investment & Management Co. Class A                     20,168
(REITs) - 1.1%                                 1,200   Archstone-Smith Trust                                             70,932
                                                 400   AvalonBay Communities, Inc.                                       47,552
                                                 500   Boston Properties, Inc.                                           51,065
                                                 700   Developers Diversified Realty Corp.                               36,897
                                               1,300   Equity Residential                                                59,319
                                               1,300   General Growth Properties, Inc.                                   68,835
                                               3,100   Host Marriott Corp.                                               71,672
                                               1,200   Kimco Realty Corp.                                                45,684
                                               1,100   Plum Creek Timber Co., Inc.                                       45,826
                                               1,400   ProLogis                                                          79,660
                                                 500   Public Storage                                                    38,410
                                               1,100   Simon Property Group, Inc.                                       102,344
                                                 600   Vornado Realty Trust                                              65,904
                                                                                                                   ------------
                                                                                                                        804,268
-------------------------------------------------------------------------------------------------------------------------------
Real Estate Management & Development - 0.0%    1,000   CB Richard Ellis Group, Inc. (a)                                  36,500
-------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.7%                             1,822   Burlington Northern Santa Fe Corp.                               155,125
                                               2,090   CSX Corp.                                                         94,217
                                               2,156   Norfolk Southern Corp.                                           113,341
                                                 193   Ryder System, Inc.                                                10,383
                                               1,276   Union Pacific Corp.                                              146,931
                                                                                                                   ------------
                                                                                                                        519,997
-------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                 2,376   Advanced Micro Devices, Inc. (a)                                  33,977
Equipment - 2.4%                               1,613   Altera Corp.                                                      35,696
                                               1,887   Analog Devices, Inc.                                              71,027
                                               6,946   Applied Materials, Inc.                                          138,017
                                               2,287   Broadcom Corp. Class A (a)                                        66,895
                                              29,521   Intel Corp.                                                      701,419
                                                 906   KLA-Tencor Corp.                                                  49,785
                                               4,308   LSI Logic Corp. (a)                                               32,353

BlackRock S&P 500(R) Protected Equity Fund, Inc.
Schedule of Investments as of June 30, 2007 (Unaudited)

                                              Shares
Industry                                        Held   Common Stocks                                                   Value
-------------------------------------------------------------------------------------------------------------------------------
                                               1,204   Linear Technology Corp.                                     $     43,561
                                               1,200   MEMC Electronic Materials, Inc. (a)                               73,344
                                               1,504   Maxim Integrated Products, Inc.                                   50,249
                                               3,514   Micron Technology, Inc. (a)                                       44,030
                                               1,670   National Semiconductor Corp.                                      47,211
                                                 570   Novellus Systems, Inc. (a)                                        16,171
                                               1,700   Nvidia Corp. (a)                                                  70,227
                                               1,218   Teradyne, Inc. (a)                                                21,412
                                               7,910   Texas Instruments, Inc.                                          297,653
                                               1,560   Xilinx, Inc.                                                      41,761
                                                                                                                   ------------
                                                                                                                      1,834,788
-------------------------------------------------------------------------------------------------------------------------------
Software - 2.9%                                3,022   Adobe Systems, Inc. (a)                                          121,333
                                               1,044   Autodesk, Inc. (a)                                                49,151
                                               1,185   BMC Software, Inc. (a)                                            35,905
                                               2,434   CA, Inc.                                                          62,870
                                                 829   Citrix Systems, Inc. (a)                                          27,912
                                               2,218   Compuware Corp. (a)                                               26,305
                                               1,500   Electronic Arts, Inc. (a)                                         70,980
                                               1,680   Intuit, Inc. (a)                                                  50,534
                                              43,226   Microsoft Corp. (d)                                            1,273,870
                                               1,320   Novell, Inc. (a)                                                  10,283
                                              20,458   Oracle Corp. (a)                                                 403,227
                                               5,133   Symantec Corp. (a)                                               103,687
                                                                                                                   ------------
                                                                                                                      2,236,057
-------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.7%                          500   Abercrombie & Fitch Co. Class A                                   36,490
                                               1,047   AutoNation, Inc. (a)                                              23,495
                                                 265   AutoZone, Inc. (a)                                                36,204
                                               1,330   Bed Bath & Beyond, Inc. (a)                                       47,867
                                               1,979   Best Buy Co., Inc.                                                92,360
                                                 623   Circuit City Stores, Inc.                                          9,395
                                               3,018   The Gap, Inc.                                                     57,644
                                              10,465   Home Depot, Inc.                                                 411,798
                                               1,898   Limited Brands, Inc.                                              52,100
                                               7,640   Lowe's Cos., Inc.                                                234,472
                                               1,483   Office Depot, Inc. (a)                                            44,935
                                                 313   OfficeMax, Inc.                                                   12,301
                                                 782   RadioShack Corp.                                                  25,915
                                                 648   The Sherwin-Williams Co.                                          43,073
                                               3,451   Staples, Inc.                                                     81,892
                                               2,130   TJX Cos., Inc.                                                    58,575
                                                 664   Tiffany & Co.                                                     35,232
                                                                                                                   ------------
                                                                                                                      1,303,748
-------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.4%        2,000   Coach, Inc. (a)                                                   94,780
                                                 600   Jones Apparel Group, Inc.                                         16,950
                                                 686   Liz Claiborne, Inc.                                               25,588
                                               1,848   Nike, Inc. Class B                                               107,720
                                                 300   Polo Ralph Lauren Corp.                                           29,433
                                                 565   VF Corp.                                                          51,743
                                                                                                                   ------------
                                                                                                                        326,214
-------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 1.2%              3,098   Countrywide Financial Corp.                                      112,612
                                               4,817   Fannie Mae                                                       314,695
                                               3,444   Freddie Mac                                                      209,051
                                               2,900   Hudson City Bancorp, Inc.                                         35,438
                                                 422   MGIC Investment Corp.                                             23,995
                                               2,105   Sovereign Bancorp, Inc.                                           44,500
                                               4,771   Washington Mutual, Inc.                                          203,435
                                                                                                                   ------------
                                                                                                                        943,726
-------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.1%                                10,616   Altria Group, Inc.                                               744,606
                                                 800   Reynolds American, Inc.                                           52,160
                                                 705   UST, Inc.                                                         37,866
                                                                                                                   ------------
                                                                                                                        834,632
-------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 0.0%          349   WW Grainger, Inc.                                                 32,474
-------------------------------------------------------------------------------------------------------------------------------

BlackRock S&P 500(R) Protected Equity Fund, Inc.
Schedule of Investments as of June 30, 2007 (Unaudited)

                                              Shares
Industry                                        Held   Common Stocks                                                   Value
-------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services - 0.6%     1,908   Alltel Corp.                                                $    128,885
                                              14,974   Sprint Nextel Corp.                                              310,112
                                                                                                                   ------------
                                                                                                                        438,997
-------------------------------------------------------------------------------------------------------------------------------
                                                       Total Common Stocks
                                                       (Cost - $53,001,340) - 90.4%                                  68,738,782
-------------------------------------------------------------------------------------------------------------------------------

                                          Beneficial
                                            Interest   Short-Term Securities
-------------------------------------------------------------------------------------------------------------------------------
                                         $ 1,795,026   BlackRock Liquidity Series, LLC
                                                       Cash Sweep Series, 5.33% (b)(c)                                1,795,026
                                             514,100   BlackRock Liquidity Series, LLC
                                                       Money Market Series, 5.33% (b)(c)(f)                             514,100
-------------------------------------------------------------------------------------------------------------------------------
                                                       Total Short-Term Securities
                                                       (Cost - $2,309,126) - 3.0%                                     2,309,126
-------------------------------------------------------------------------------------------------------------------------------

                                           Number of
                                           Contracts   Put Options Purchased
-------------------------------------------------------------------------------------------------------------------------------
                                              54,651   S&P European, expiring October 2007 at US$1,639.47             5,636,194
-------------------------------------------------------------------------------------------------------------------------------
                                                       Total Put Options Purchased
                                                       (Premiums Paid - $10,465,189) - 7.4%                           5,636,194
-------------------------------------------------------------------------------------------------------------------------------
                                                       Total Investments
                                                       (Cost - $65,775,655*) - 100.8%                                76,684,102

                                                       Liabilities in Excess of Other Assets - (0.8%)                  (621,398)
                                                                                                                   ------------
                                                       Net Assets - 100.0%                                         $ 76,062,704
                                                                                                                   ============

* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2007, as computed for federal income tax purposes were as follows:

      Aggregate cost                                               $ 66,803,190
                                                                   ============
      Gross unrealized appreciation                                $ 21,458,642
      Gross unrealized depreciation                                 (11,577,730)
                                                                   ------------
      Net unrealized appreciation                                  $  9,880,912
                                                                   ============

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

       -----------------------------------------------------------------------------------------------------------
                                                                                                         Interest/
                                                      Purchase          Sale           Realized          Dividend
       Affiliate                                        Cost            Cost             Gain             Income
       -----------------------------------------------------------------------------------------------------------
       BlackRock Liquidity Series, LLC
            Cash Sweep Series                         $119,727*           --              --             $ 58,981
       BlackRock Liquidity Series, LLC
            Money Market Series                       $514,100*           --              --             $    142
       Merrill Lynch & Co., Inc.                            --            --              --             $  4,275
       PNC Financial Services Group, Inc.             $ 21,975            --              --             $  2,544
       -----------------------------------------------------------------------------------------------------------

*     Represents net purchase cost.
(c)   Represents the current yield as of June 30, 2007.
(d) All or a portion of security held as collateral in connection with open financial futures contracts.
(e)   Security, or a portion of security, is on loan.
(f)   Security was purchased with the cash proceeds from securities loans.
o     Financial futures contracts purchased as of June 30, 2007 were as follows:

      -------------------------------------------------------------------------------------------------------
      Number of                                  Expiration                 Face                  Unrealized
      Contracts         Issue                       Date                   Value                 Depreciation
      -------------------------------------------------------------------------------------------------------
          5         S&P 500 Index              September 2007           $ 1,920,505             $  (26,255)
      -------------------------------------------------------------------------------------------------------

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock S&P 500(R) Protected Equity Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    BlackRock S&P 500(R) Protected Equity Fund, Inc.

Date: August 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    BlackRock S&P 500(R) Protected Equity Fund, Inc.

Date: August 20, 2007

By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    BlackRock S&P 500(R) Protected Equity Fund, Inc.

Date: August 20, 2007